Principal Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principal Accounting Policies	Principal Accounting Policies
(a)    Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Corporate Reorganization was a recapitalization with no substantial changes in the shareholding of the Company. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.
Principal accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.
(b)    Basis of Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE (Zhaoyan) for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, and Zhaoyan have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly: (1) controls more than one half of the voting power; (2) has the power to appoint or remove the majority of the members of the board of directors; (3) casts a majority of votes at the meeting of the board of directors; or (4) governs the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in Accounting Standard Codification (“ASC”) 810, Consolidations, which contains guidance of accounting for VIEs. The guidance requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
(c)    Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long-lived assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. The Company believes that the valuation of the Company’s preferred shares and share-based awards, and acquired intangible assets reflect more significant judgments and estimates used in the preparation of its consolidated financial statements. Estimates are based on historical experiences and on various assumptions that the Company believes are reasonable under current circumstances. However, changes in circumstances, facts and experience may cause the Company to revise its estimates; therefore, actual results could differ materially from those estimates.
(d)    Functional Currencies and Foreign Currency Translation
The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities in the Group is Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters.
Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain or loss.
The financial statements of the Group’s entities using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Group’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rates, while income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive loss on the consolidated financial statement.
(e)    Concentration of Credit Risk
Financial instruments that potentially subject the Group to concentration of credit risk consist of cash and cash equivalents, short-term investments and accounts receivable.
The Group deposits its cash and cash equivalents and short-term investments with major financial institutions which the Group believes that no significant credit risk with high credit quality. For the years ended December 31, 2019 and 2020, the amount of cash and cash equivalents held in banks in the PRC, as well as cash and cash equivalents denominated in RMB, were $19.0 million and $6.5 million, respectively.
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group assesses the creditworthiness of each customer when providing services and may require the customers to make advance payments or a deposit before the services are rendered. The Group typically offers payment terms in the range of 30 to 60 days to its customers. The Group also periodically determines an allowance for doubtful accounts based on the accounting policy indicated in Note 2(j) - Accounts Receivable.
The following table summarizes customers with greater than 10% of the accounts receivables:

	2019	2020
Customer A — Social media platform	24%	12%

The following table summarizes customers with greater than 10% of total revenues:

	2018	2019	2020
Customer A — Social media platform	16%	*	*

*Less than 10%
(f)    Fair Value Measurements
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value include:
•    Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
•    Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
•    Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable, certain accrued expenses and other current liabilities. The carrying amounts of short-term financial instruments, approximate their fair values due to the short-term maturity of these instruments.
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2020:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Balance at Fair value
Short-term investments — financial products issued by banks	—	24,046,345	—	24,046,345
The Group did not hold short-term investments as of December 31, 2019.
(g) Cash and Cash Equivalents
Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash. As of December 31, 2019 and 2020, the amount of cash equivalents was nil and US$10.0 million in the consolidated balance sheets, respectively.
(h)    Restricted Cash
The Group’s restricted cash mainly represents secured deposits held in designated bank accounts to secure a letter of credit and is included within prepayments and other current assets. See Note 5—Prepayments and Other Current Assets.
(i)    Short-term Investments
Short-term investments are comprised of (i) held-to-maturity investments such as time deposits, which have a due date that is longer than three months but within one year and is stated at amortized cost and; (ii) investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between three months and one year. The Company measures the short-term investments in financial products issued by banks at fair value using the quoted subscription or redemption prices published by these banks.
These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss. There was no other-than-temporary impairment of short-term investments measured at amortized cost for the years ended December 31, 2018, 2019 and 2020.
(j)    Accounts Receivable
Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts regularly to determine if any receivable will potentially be uncollectible. The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts by taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that a receivable is uncollectible.
(k)    Property and Equipment, Net
Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives, taking into account any estimated residual value. Expenditures for maintenance and repairs are expensed as incurred.
The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
(l)    Goodwill and intangible assets
Intangible assets
Intangible assets are recognized at fair value and consists of developed technology from an acquisition during 2020 (see Note 3). Intangible assets are amortized over the period of estimated benefit using the straight-line method and the estimated useful life of the developed technology is 5 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the year ended December 31, 2020.

Goodwill
Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s business acquisition during 2020 (see Note 3).
Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The annual impairment test includes an option to perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative goodwill impairment test is performed to determine if the fair value of the reporting unit exceeds its carrying value. Under the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. If the reporting unit does not pass the qualitative assessment, the Company estimates its fair value and compares the fair value with the carrying value of its reporting unit, including goodwill. If the fair value is greater than the carrying value of its reporting unit, no impairment is recorded. If the fair value is less than the carrying value, an impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The impairment charge would be recorded to earnings in the consolidated statements of operations. As of December 31, 2020, there is no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was below its carrying value. There was no impairment of goodwill for the year ended December 31, 2020.
Additionally, the Company’s policy is to update the fair value calculation of its reporting units and perform the quantitative goodwill impairment test on a periodic basis.

(m)    Impairment of long-lived assets other than goodwill
Long-lived assets (including amortizable intangible assets) are evaluated for impairment whenever events or changes in circumstances occur that indicate that the carrying value of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized for the excess of the carrying value of the assets over the fair value of the assets. No impairment charges were recognized for the years ended December 31, 2018, 2019 and 2020.
(n)    Advances from Customers
Certain customers pay in advance prior to the service usage. Payments received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met. See Note 2(r)—Revenue Recognition.
(o)    Mezzanine Equity
Mezzanine equity represents the Series A, Series B, Series B+, Series C and Series C+ convertible redeemable preferred shares (collectively, the “Preferred Shares”) issued by the Company. Preferred Shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. Therefore, the Group classifies the Preferred Shares as mezzanine equity. See Note 11—Convertible Redeemable Preferred Shares.
(p)    Deferred Equity Offering Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of an equity financing, these costs are recorded in shareholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the offering. Or in the case that the equity financing is related to mezzanine equity, these costs are recorded as a reduction of mezzanine equity. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of comprehensive loss.
As of December 31, 2019 and 2020, deferred offering costs of US$287,331 and nil were recorded in the consolidated balance sheet, respectively. See Note 7—Other Non-current Assets.
(q)    Value Added Taxes
The Group’s entities in the PRC are subject to value-added taxes (“VAT”) at a rate of 6% on their services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group.
(r)    Revenue Recognition
The Group early adopted ASC Topic 606, Revenue from Contracts with Customers (ASC 606) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
The Group’s revenue is primarily derived from real-time engagement services, which are usage-based fees earned from customers accessing the Group’s enterprise cloud computing platform. The performance obligation associated with the platform access is a series of distinct services that have the same pattern of transfer, and the usage-based fees are recognized as revenue in the period in which the usage occurs.
The Group’s other revenues are comprised primarily of project revenues, which are arrangements with specific customers where the Company will customize a software development kit to be integrated with the customer’s system based on the customer’s specific requirements. The progress of the project is defined by the readiness of the system integration as specified in the contract. To date, the Group’s projects are considered a single performance obligation, as the individual components of the project are not sold on a standalone basis and does not provide benefit to the customer on its own. Revenue is recognized over time as the Group’s performance enhances an asset controlled by the customer. Revenue recognition is based on the measurement of progress toward complete satisfaction of the performance obligation, for which the Group utilizes the output method.
Timing of revenue recognition may differ from the timing of invoicing to customers. The Group records a contract asset when the Group has a right to consideration in exchange for goods or services that it has transferred to a customer and when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivables represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. As of December 31, 2019 and 2020, contract assets recorded in the Group’s consolidated balance sheets was immaterial.
If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. As of December 31, 2019 and 2020, contract liabilities recorded as advances from customers are US$920,925 and US$1,338,516 as of December 31, 2019 and 2020, respectively, in the Group’s consolidated balance sheets. Revenue recognized for the years ended December 31, 2018, 2019 and 2020 that was included in the contract liabilities balance at the beginning of the period was US$358,213, US$628,954 and US$920,925, respectively.
Practical Expedients and Exemptions
Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2019 and 2020, no incremental contract obtaining cost was capitalized as assets due to short term of the amortization period.
(s)    Cost of Revenues
Cost of revenue consists primarily of costs of bandwidth purchased from network service providers and costs of hosting services purchased from data center operators, and personnel costs for the customer care and support services employees. These costs are charged to the consolidated statements of comprehensive loss as incurred.
(t)    Research and Development Expenses
Research and development expenses consist primarily of employee wages and benefits for research and development personnel, cloud infrastructure fees for staging and development, third party software testing services, and an allocation of general overhead expenses. Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development.
(u)    Software Development Costs
The Group accounts for costs to develop or obtain internal use software in accordance with ASC 350-40, Internal-Use Software. For internal use software, the Group expenses costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing applications. Costs incurred in the application development stage are capitalized and amortized on a straight-line basis over the estimated useful life. Development costs related to internal use software qualifying for capitalization have been immaterial, and as a result have been expensed as incurred.
(v)    Sales and Marketing Expenses
Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and payroll expenses to the Group’s sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing. For the years ended December 31, 2018, 2019 and 2020, advertising and marketing costs totaled US$580,342, US$1,198,905 and US$1,630,954 respectively.
(w)    General and Administrative Expenses
General and administrative expenses consist of employee wages and benefits for corporate employees, rental expenses, audit and legal fees, depreciation of property and equipment, and other corporate overhead costs.
(x)    Operating Leases
Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. The Group had no capital leases for the years ended December 31, 2019 and 2020. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease.
(y)    Income Tax
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive loss in the period of the enactment of the change.
The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (1) future reversals of existing taxable temporary differences, (2) future taxable income exclusive of reversing temporary differences and carry-forwards, (3) future taxable income arising from implementing tax planning strategies, and (4) specific known trend of profits expected to be reflected in the Company’s operations.
The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. For the years ended December 31, 2019 and 2020, there were no uncertain tax position liabilities or deferred tax recognized.
(z)    Share-based Compensation
All share-based awards are measured at fair value on the grant date. The share-based compensation expenses have been categorized as either cost of revenues, research and development expenses, sales and marketing expenses or general and administrative expenses, depending on the job functions of the grantees.
Share Options Granted
For the service condition only options granted to employees without a repurchase feature, the compensation expense is recognized using the straight-line method over the requisite service period. The Group early adopted Accounting Standards Update (“ASU”) 2016-09, Compensation—Share-Based Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting from the earliest period presented to recognize the effect of forfeiture in compensation cost when they occur. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.
Liability Classified Awards
For the Venture Partners Plan awards (See Note 13-Share-based Compensation), these awards can be settled through the issuance of shares or cash to employees at the decision of the Company and the number of shares that an employee ultimately receives is variable based on the share price at the settlement date. The Company accounts for these awards as a liability and will remeasure the liability at each reporting period until the award is settled. For the annual shared profit, compensation is recognized using the straight-line method over the performance period, using the estimated liability of the award at service inception date and begin to recognize compensation expense. For the accumulated retained profit, if any, compensation is recognized using the straight-line method over the requisite service period, using the estimated liability of the award at service inception date and begin to recognize compensation expense. The Group will true-up the compensation cost each reporting period for changes in liability prorated for the portion of the requisite service period rendered, if applicable. Once vested (that is, the performance period or the requisite-service period is complete), the Group will immediately recognize compensation cost for any changes in liability upon settlement.

Restricted Shares and Restricted Share Units (“RSUs”)
For the restricted shares and RSUs granted with service conditions, the awards are measured at fair value on the grant date. Share-based compensation expense is recognized using the straight-line method over the requisite service period. The fair value of the restricted shares granted prior to the IPO was assessed using the income approaches, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of restricted shares and RSUs granted post-IPO is determined based on the closing quoted price of the Company’s ordinary share on the date of grant.
For certain restricted shares that have a performance condition, the final number of restricted shares may vest and settle depending on the employee’s performance against performance metrics over predefined performance periods. Over the performance period, the number of restricted shares that may be issued and the related share-based compensation expense that is recognized is adjusted upward or downward based upon the probability of achieving the approved performance targets against the performance metrics.

Similar to options above, the Group recognizes the effect of forfeitures in compensation costs when they occur. For the restricted shares that the Company is obligated to repurchase at grantee’s election, they are classified as liability awards and are applied the accounting policy of liability classified awards as mentioned above. For the restricted shares granted by the Founder to the Company’s employees, the compensation expense of these awards is pushed down to the Company and recorded by the Company based on grant-date fair value with total compensation expense recognized over the grantee’s own requisite service period. See Note 13—Share-based Compensation.
Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the canceled award (“modification awards’’). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. If the awards are expected to vest under the original vesting condition, the compensation cost would be recognized regardless of whether the employee satisfies the modified condition. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the canceled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.
(aa)    Related Parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.
(bb)    Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019 and 2020, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.
(cc)    Earnings (Losses) Per Share
Basic earnings (losses) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. The net loss will be adjusted by deducting (1) dividends declared in the period on preferred shares (if any), (2) cumulative dividends on preferred shares (whether or not declared) and (3) deemed dividends as required by U.S. GAAP. Using the two-class method, net income (loss) is allocated between ordinary shares and other participating securities (that is, the Preferred Shares) based on their participating rights.
Diluted earnings (losses) per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of share options, restricted shares and RSUs, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the earnings (loss) per share for both classes of shares are identical.
(dd)    Comprehensive Income (Loss)
Comprehensive income (loss) is defined to include all changes in equity (deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income (loss), as presented in the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.
(ee)    Segment Reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.
The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Primary geographical markets based on customers’ location
PRC	$33,311,919	$50,583,684	$107,092,363
United States	4,582,105	5,296,269	10,019,248
Others	5,762,930	8,548,737	16,452,310
Total revenues	$43,656,954	$64,428,690	$133,563,921
The majority of the Group’s long-lived assets are located and maintained within the PRC.
(ff)    Recently Issued Accounting Pronouncements
New and Amended Standards Adopted by the Group
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all public entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company adopted this standard on January 1, 2020, and the adoption did not have a material impact on the Company’s consolidated financial statements.

New and Amended Standards not yet Adopted by the Group
In February 2016, the FASB issued ASU 2016-02, Leases (“ASC 842”). Under the new guidance, lessees will be required to recognize a lease liability and a right-of use asset for each of its leases (other than leases that meet the definition of a short-term lease). Leases will be classified as either operating or finance. The update also expands the required quantitative and qualitative disclosures for leases. The standard is effective for the Company beginning January 1, 2021 and interim periods within the following fiscal year, with early adoption permitted. The Company will adopt the new standard in the first quarter of 2021 using the modified retrospective method with the optional transition that allows for a cumulative-effect adjustment to the opening balance of retained earnings recorded on January 1, 2021. The Company estimates that the total right-of-use assets and total lease liabilities expected to be recognized on its consolidated balance sheet as of January 1, 2021 is approximately $6.8 million. However, the Company does not expect the adoption to have a material impact to its Statement of Cash Flows or Statement of Comprehensive Loss.
Incremental disclosure will be made in accordance with the guidelines provided by the new standard since the adoption date on January 1, 2021.
Upon adoption of ASC 842, the Company intends to elect the following practical expedients:
–The Company intends to elect not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component.
–If at the lease commencement date, a lease has a lease term of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company will elect not to apply ASC 842 recognition requirements.
–As the Company plans to apply the alternative transition method, the Company intends to elect not to reassess arrangements entered into prior to January 1, 2021 for whether an arrangement is or contains a lease, the lease classification applied or to separate initial direct costs.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the current incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology which changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including accounts receivable and other receivables. ASU 2016-13 is effective for fiscal years and interim periods within those years beginning after January 1, 2023 for the Company, with early adoption permitted. The Company will early adopt ASU 2016-13 on January 1, 2021 on a modified retrospective basis. The Company currently does not expect ASU 2016-13 to have a material impact to the Group’s consolidated financial statements. Amendments that have been issued by the FASB or other standard-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial statements upon adoption.
In December 2019, the FASB issued ASU 2019-12—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years and interim periods within those beginning after January 1, 2021 for the Company. Early adoption of the amendments is permitted. The adoption of this standard is not expected to have a material impact on the Company’s disclosures.